Financial instruments (Details Narrative)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 USD ($)
Notes and other explanatory information [abstract]
Mortgage loans	$ 2,226,289	$ 73,000,000	$ 2,343,499